SUMMARY OF WARRANT ACTIVITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024		Jun. 30, 2024		Jun. 30, 2023
Equity [Abstract]
Number of Shares, Outstanding, Balance	250	[1]	0.06		0.002
Weighted Average Price Per Share, Outstanding, Balance	$ 74,400		$ 326,400,000		$ 12,016,200,000
Number of Shares, Granted			250		0.06
Weighted Average Price Per Share, Granted			$ 74,400		$ 600,000
Number of Shares, Exercised					0.0002
Weighted Average Price Per Share, Exercised					$ 3,124,860,000
Number of Shares, Forfeited					0.00002
Weighted Average Price Per Share, Forfeited					$ 120,000,000,000
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Balance	250	[2]	250	[1]	0.06
Weighted Average Price Per Share, Outstanding, Ending balance	$ 74,400		$ 74,400		$ 326,400,000
Number of Shares, Exercisable, Balance	250		250
Weighted Average Price Per Share, Exercisable, Balance	$ 74,400		$ 74,400
Weighted average remaining contractual term	1 year 6 months 3 days		2 years 3 days
Aggregate intrinsic value

[1]	The total warrants of 250 above which are exercisable into common stock consisted of the following:
[2]	The total warrants of 250 above which are exercisable into common stock consisted of the following: